Statement of Cash Flows (USD $)	10 Months Ended	12 Months Ended	22 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
Net Cash Provided by (Used in) Operating Activities
Net (loss)	$ (138,206)	$ (58,906,066)	$ (59,044,272)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities
Common stock issued in connection with services provided by consultants	100,000	23,463,375	23,563,375
Common stock issued to officers		35,400,000	35,400,000
Imputed interest on related party loan	1,629	3,909	5,538
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	101,629	58,867,284	58,968,913
Increase (Decrease) in Operating Liabilities
Increase (Decrease) in Accounts payable		709	709
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities		709	709
Net Cash Provided by (Used in) Operating Activities	(36,577)	(38,073)	(74,650)
Net Cash Provided by (Used in) Financing Activities
Increase (decrease) in notes payable to a stockholder	35,650	3,900	39,550
Proceeds from (Repayments of) Notes Payable		20,000	20,000
Proceeds from Issuance of Common Stock	15,700		15,700
Net Cash Provided by (Used in) Financing Activities	51,350	23,900	75,250
Cash and Cash Equivalents, Period Increase (Decrease)	14,773	(14,173)	600
Cash and Cash Equivalents, at Carrying Value		14,773
Cash and Cash Equivalents, at Carrying Value	$ 14,773	$ 600	$ 600